STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Variable Interest Entity [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
VIE [Member]
Variable Interest Entity [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Percentage of registered capital	50.00%
PRC Subsidiary and VIEs restricted amount	¥ 241,884	$ 37,070
E-Sun Sky Computer [Member]
Variable Interest Entity [Line Items]
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Percentage of registered capital	50.00%